Segment Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 2,135,386	$ 1,358,931	$ 3,672,927	$ 2,782,103	$ 6,223,925	$ 4,495,196
Operating income (loss)	(1,738,978)	(760,744)	(2,683,629)	(1,299,165)	(2,699,860)	(1,841,955)
Net loss	(1,811,630)	(759,479)	(2,836,865)	(1,296,917)	(2,652,189)	(1,268,898)
Total assets	11,532,880		11,532,880		8,525,433	7,229,905
Hospitality
Segment Reporting Information [Line Items]
Revenue	1,904,531	1,121,785	3,203,158	2,321,817	5,281,608	4,264,889
Operating income (loss)	(1,226,686)	(404,658)	(1,932,633)	(735,063)
Net loss	(1,213,399)	(366,544)	(1,924,388)	(669,494)
Total assets	6,197,470		6,197,470
Residential
Segment Reporting Information [Line Items]
Revenue	230,855	237,146	469,769	460,286	942,317	230,307
Operating income (loss)	(57,966)	(15,956)	(66,515)	(21,812)
Net loss	(57,966)	(15,956)	(66,515)	(21,812)
Total assets	231,633		231,633
Corporate
Segment Reporting Information [Line Items]
Revenue
Operating income (loss)	(454,326)	(340,130)	(684,481)	(542,290)
Net loss	(540,265)	(375,239)	(845,962)	(605,611)
Total assets	$ 5,103,777		$ 5,103,777